Annual Total Returns[BarChart] - ProFund Access VP High Yield - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.74%	14.12%	10.02%	2.34%	0.15%	9.00%	4.79%	(0.61%)	12.43%	(0.06%)